Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
(Loss) / income from operations	$ (1,072)	$ 1,871
Other comprehensive income
Unrecognized actuarial (loss) / gain on defined employee benefit plan obligations	(35)	4
Total	$ (1,107)	$ 1,875